Average Annual Total Returns - DWS Capital Growth Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 25, 2001	30.29%	17.85%	15.00%	28.56%	15.48%	13.01%	19.12%	13.77%	11.94%	Feb. 01, 2017	34.65%	18.55%	15.33%	Jun. 25, 2001	37.09%	18.26%	14.75%	Nov. 03, 2003	37.68%	18.75%	15.25%	Aug. 19, 2002	38.55%	19.53%	16.00%	Jul. 14, 2000	38.57%	19.55%	15.98%	38.49%	21.00%	17.21%